Schedule of investments
Macquarie Tax-Free USA Fund	May 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.17%
Education Revenue Bonds — 12.53%
Arizona Industrial Development Authority Revenue
Series A 5.00% 11/1/49	2,500,000	$ 2,436,175
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,295,000	781,701
Series A 2.375% 7/1/52	1,295,000	720,085
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	3,560,000	2,933,831
(Social Bonds - Equitable School) Series A 5.00% 11/1/54	2,500,000	2,395,150
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	4,000,000	4,209,240
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/50	3,100,000	3,302,926
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,250,000	1,194,238
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	994,420
5.25% 7/1/57	4,000,000	3,948,800
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	4,134,800
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	18,120,000	19,506,724
Series V-2 2.25% 4/1/51	500,000	309,955
Series V-2 5.00% 4/1/51	1,000,000	1,076,510
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	4,110,000	3,840,014
California Infrastructure & Economic Development Bank Revenue
Series B 5.00% 11/1/59	1,000,000	965,980
California School Finance Authority Revenue
(Envision Education – Obligated Group) Series A 144A 5.00% 6/1/44 #	750,000	694,448
NQ- 011 [0525] 0725 (4640150)    1

Schedule of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Fortune School Of Education Obligated Group) Series A 144A 5.00% 6/1/44 #	1,175,000	$ 1,099,659
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	1,359,172
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	3,000,000	2,831,850
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	1,850,000	1,928,255
5.75% 4/1/48 (BAM)	2,000,000	2,105,700
DeKalb County, Georgia Development Authority Revenue
(The Globe Academy, INC. Project) Series A 5.00% 6/1/63	1,315,000	1,164,577
Delaware State Economic Development Authority Revenue
(Academia Antonia Alonso Charter School Project) 144A 5.75% 7/1/45 #	2,270,000	2,245,101
Florida Development Finance Revenue
(Mater Academy Projects) Series A 4.00% 6/15/52	1,535,000	1,216,764
Florida, Capital Projects Finance Authority Revenue
(Navigator Academy Of Leadership Obligated Group Project) 144A 5.00% 6/15/64 #	2,835,000	2,480,597
Indiana Finance Authority Revenue
(CHF - Tippecanoe, LLC - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	2,387,550
Series A 5.125% 6/1/58	5,350,000	5,169,651
Jacksonville, Alabama Public Educational Building Authority Revenue
(JSU Foundation Project) Series A 5.25% 8/1/53 (AG)	1,500,000	1,506,225
Knox County, Tennessee Health, Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/64 (BAM)	3,000,000	2,855,160
Series B-1 5.25% 7/1/64 (BAM)	2,300,000	2,272,239
2    NQ- 011 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	2,435,000	$ 2,423,604
(Reid Traditional Schools Projects) 5.00% 7/1/47	1,000,000	906,080
(Social Bonds-Arizona Autism Charter Schools Project) Series A 144A 4.00% 7/1/61 #	800,000	576,400
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,523,150
(Harvard University) Series A 5.00% 7/15/40	5,000,000	5,469,850
New Hampshire, Business Finance Authority Revenue
(Abilene Christian University Energy Projects) Series A 5.25% 11/1/54	5,000,000	4,916,850
New York State Dormitory Authority Revenue
(Cornell University) Series A 5.50% 7/1/54	3,000,000	3,186,510
Permanent University Fund - University of Texas System Revenue
Series A 5.00% 7/1/39	2,000,000	2,236,320
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	4,856,745
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	5,000,000	5,338,950
Washington Higher Education Facilities Authority Revenue
(Gonzaga University) 4.00% 4/1/47	5,000,000	4,275,850
Washington State Housing Finance Commission Revenue
(Blakeley and Laurel Villages Portfolio) Series A 144A 5.25% 7/1/64 (BAM) #	6,950,000	6,743,932
(Radford Court and Nordheim Court Portfolio) 5.50% 7/1/49	2,000,000	2,043,280
(The Evergreen School Project) 4.50% 7/1/55	2,000,000	1,762,400
NQ- 011 [0525] 0725 (4640150)    3

Schedule of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
Series 1 5.75% 7/1/62	5,710,419	$ 5,724,123
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	2,813,739
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,044,480
		143,909,760
Electric Revenue Bonds — 2.88%
Guam Power Authority Revenue
Series A 5.00% 10/1/43	2,000,000	2,027,300
Los Angeles, California Department of Water & Power Revenue
Series A 5.00% 7/1/50	1,500,000	1,497,825
Series A 5.00% 7/1/55 (BAM)	1,000,000	1,010,320
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project M) 4.00% 1/1/59	9,000,000	7,424,460
New York Utility Debt Securitization Authority Revenue
Series 1 5.00% 12/15/41	2,500,000	2,689,625
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	2,011,168
Series A 5.05% 7/1/42 ‡	100,000	54,875
Series A 6.75% 7/1/36 ‡	1,725,000	946,594
Series AAA 5.25% 7/1/25 ‡	285,000	156,394
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,100,244
Series TT 5.00% 7/1/32 ‡	2,705,000	1,484,369
Series WW 5.00% 7/1/28 ‡	510,000	279,862
Series WW 5.25% 7/1/33 ‡	2,485,000	1,363,644
Series XX 4.75% 7/1/26 ‡	390,000	214,012
Series ZZ 4.75% 7/1/27 ‡	305,000	167,369
Series ZZ 5.25% 7/1/24 ‡	395,000	215,769
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series B 5.25% 1/1/53	5,000,000	5,193,750
South Carolina Public Service Authority Revenue
(Santee Cooper) Series A 5.50% 12/1/54	5,000,000	5,213,200
		33,050,780
4    NQ- 011 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 12.80%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/40	1,750,000	$ 1,553,982
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,007,525
Series D 7.25% 1/1/52	1,980,000	878,882
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 0.00% 1/1/59 ~	261,231	45,572
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	313,297	245,596
(ISF - Ativo Portfolio) Series A 144A 6.875% 3/1/55 #	1,900,000	1,808,667
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,000,000	699,760
Series A 3.00% 8/15/51 (BAM)	4,000,000	2,844,720
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	14,370,000	15,321,581
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	1,999,100
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System) 5.00% 5/1/54	3,125,000	3,063,031
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	1,500,000	1,027,380
(CommonSpirit Health) Series A-2 4.00% 8/1/49 (BAM)	5,000,000	4,198,150
(Intermountain Healthcare) Series A 4.00% 5/15/52	3,000,000	2,581,500
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	1,745,000	1,468,697
NQ- 011 [0525] 0725 (4640150)    5

Schedule of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	6,460,000	$ 6,592,818
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(BayCare Health System Issue) Series C 5.50% 11/15/54	7,880,000	8,299,768
(Tampa General Hospital Project) Series A 3.50% 8/1/55	13,915,000	10,042,873
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	3,775,000	3,775,038
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	3,000,000	3,025,770
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	1,321,880
Michigan Finance Authority Revenue
(Henry Ford Health System) Series A 4.00% 11/15/50	1,500,000	1,257,345
(The Henry Ford Health Detroit South Campus Central Utility Plant Project) 5.50% 2/28/57	2,500,000	2,592,175
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	5,000,000	4,100,900
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/56	7,500,000	5,898,300
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	1,895,000	1,566,767
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,204,205
6    NQ- 011 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	4,000,000	$ 3,679,200
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50 (AG)	12,640,000	8,768,747
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,002,910
Ohio State Hospital Revenue
(Cleveland Clinic Health System Obligated Group) Series A 5.00% 1/1/35	3,000,000	3,324,810
Orange County, Florida Health Facilities Authority Revenue
(Orlando Health Obligated Group) 4.00% 10/1/52	6,245,000	5,232,998
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	985,500
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	1,129,500
Pennsylvania Economic Development Financing Authority Revenue
Series A 4.00% 11/15/42	3,300,000	2,937,759
Series A 4.00% 5/15/53	5,000,000	4,063,700
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	2,300,000	2,282,267
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,805,000	3,495,653
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,395,000	885,323
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	3,700,000	3,908,939
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
4.00% 12/1/41	2,500,000	2,235,025
4.00% 12/1/51	3,000,000	2,407,320
NQ- 011 [0525] 0725 (4640150)    7

Schedule of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/51 (AG)	1,250,000	$ 1,252,000
5.75% 11/1/53 (AG)	2,500,000	2,662,625
Wisconsin Public Finance Authority Revenue
(Kahala Nui Project)
5.25% 11/15/55	1,750,000	1,770,300
5.25% 11/15/61	3,500,000	3,497,900
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center) Series A 5.25% 8/1/49	1,000,000	1,014,500
		146,958,958
Housing Revenue Bonds — 5.60%
Alaska Housing Finance Revenue
(Veterans Mortgage Program)
4.60% 12/1/50	5,585,000	5,351,994
4.65% 12/1/52	4,965,000	4,696,493
California CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	1,300,000	845,403
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	3,000,000	3,071,640
Illinois Housing Development Authority Revenue
Series K 5.25% 10/1/43	4,000,000	4,115,840
Industrial Development Authority of the County of Pima, Arizona Revenue
Series B 4.90% 7/1/54	1,200,000	1,161,444
Massachusetts Housing Finance Agency Revenue
(Sustainability Bonds) Series A-1 5.00% 12/1/67	1,800,000	1,798,866
Michigan State Housing Development Authority Revenue
Series A 4.80% 10/1/64	3,000,000	2,841,150
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53	5,000,000	5,112,800
8    NQ- 011 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New Jersey Housing & Mortgage Finance Agency Revenue
Series A-1 5.00% 1/20/66	1,850,000	$ 1,823,490
New Mexico Mortgage Finance Authority Revenue
(Single Family Mortgage Program) 4.70% 9/1/53	1,485,000	1,422,021
North Dakota Housing Finance Agency Revenue
(Home Mortgage Financial Program) 4.55% 7/1/48	2,960,000	2,770,353
Ohio Housing Finance Agency Revenue
(Mortgage - Backed Securities Program)
Series B 4.70% 9/1/54	1,985,000	1,901,193
Series C 4.70% 9/1/54	1,500,000	1,435,005
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	2,000,000	1,990,760
Series 143A 5.45% 4/1/51	3,000,000	3,078,540
Series 146A 4.75% 4/1/53	5,000,000	4,872,700
Rhode Island Housing & Mortgage Finance Revenue
Series 80A 4.65% 10/1/53	7,990,000	7,463,938
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.85% 7/1/48	710,000	700,919
Virginia Housing Development Authority Revenue
Series H 4.75% 12/1/59	4,225,000	4,063,309
Washington State Housing Finance Commission Revenue
Series 1N 4.70% 12/1/49	2,385,000	2,308,251
Wyoming Community Development Authority Revenue
Series 1 4.70% 12/1/49	1,500,000	1,455,945
		64,282,054
Industrial Development Revenue/Pollution ControlRevenue Bonds — 15.97%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	6,400,000	192,000
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	6,500,000	6,974,175
Series B 144A 7.375% 7/1/48 (AMT) #	5,000,000	5,423,550
NQ- 011 [0525] 0725 (4640150)    9

Schedule of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series B 5.00% 10/1/55 •	3,440,000	$ 3,585,409
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	8,275,000	5,779,508
Series A-2 Class 1 4.00% 6/1/48	17,060,000	14,271,543
California Community Choice Financing Authority Revenue
(Clean Energy Project) Series G 5.00% 11/1/55 •	2,500,000	2,572,050
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A 144A 9.50% 1/1/65 (AMT) #, •	10,750,000	10,419,652
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/34	2,000,000	2,125,120
Series A 5.00% 9/1/42	3,180,000	3,260,359
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	3,000,000	3,057,030
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	40,000	37,624
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.242% 6/1/60 #, ^	65,340,000	3,078,821
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #, ‡	5,660,000	566,000
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	10,000,000	9,840,200
5.50% 7/1/53 (AMT)	5,000,000	4,700,650
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel) First Tier Series A 4.00% 1/1/54	20,715,000	16,937,205
10    NQ- 011 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Illinois Finance Authority Revenue
(Shedd Aquarium Society Project) 5.00% 6/1/47	1,125,000	$ 1,119,578
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #, ‡	2,480,000	382,019
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	7,582,025
Series F 144A 7.519% 6/1/57 #, ^	80,485,000	4,257,657
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	3,405,000	3,525,469
Main Street Natural Gas Project, Georgia Revenue
Series C 5.00% 12/1/54 •	2,000,000	2,085,000
Mobile County, Alabama Industrial Development Authority Solid Waste Disposal Revenue
(AM/NS Calvert LLC Project) Series A 5.00% 6/1/54 (AMT)	4,500,000	4,230,135
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,070,000	1,123,810
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.18% 3/1/26 (AG) ^	3,185,000	3,101,457
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Capital Appreciation Turbo Asset-Backed) Series S4B 144A 8.105% 6/1/60 #, ♦, ^	393,200,000	15,991,444
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	5,543,394
Puerto Rico Industrial Development
7.00% 1/1/54 •	2,500,000	2,381,250
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	6,625,000	6,857,471
Southeast Energy Authority A Cooperative District, Alabama Revenue
Series A 5.00% 1/1/56 •	4,250,000	4,288,803
(Project No. 2) Series B 4.00% 12/1/51 •	5,000,000	4,891,900
NQ- 011 [0525] 0725 (4640150)    11

Schedule of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Suffolk Regional Off-Track Betting, New York Revenue
5.75% 12/1/44	1,000,000	$ 1,023,680
6.00% 12/1/53	4,000,000	4,090,080
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	2,500,000	2,633,400
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.084% 6/1/46 ^	13,510,000	2,602,161
(Capital Appreciation - Third Subordinate Lien) Series D 7.576% 6/1/46 ^	2,255,000	377,194
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	7,775,000	7,660,241
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	5,145,000	4,814,845
		183,383,909
Lease Revenue Bonds — 7.92%
Illinois Finance Authority Revenue
(Provident Group–SCCIL Properties LLC – University Of Illinois Urbana-Champaign Project) Series A 5.25% 10/1/57	1,500,000	1,521,765
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AG) (AMT)	2,450,000	2,410,187
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
0.000% 12/15/56 (AG) ^	44,795,000	7,986,053
5.92% 12/15/56 ^	5,000,000	859,150
Series A 4.00% 6/15/50 (BAM)	2,000,000	1,673,480
Series A 4.00% 6/15/52	12,885,000	10,415,590
Series B 4.733% 12/15/51 (BAM) ^	23,975,000	5,717,078
Series B 4.822% 12/15/54 (BAM) ^	29,170,000	5,836,917
Series B 5.26% 12/15/54 ^	5,000,000	963,800
12    NQ- 011 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series B-1 4.57% 6/15/47 (AG) ^	7,740,000	$ 2,425,097
Michigan State Building Authority Revenue
Series I 5.00% 4/15/30	5,000,000	5,028,750
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	10,700,000	5,540,995
(Transportation Program - Forward Delivery) Series AA 5.00% 6/15/29	5,000,000	5,349,000
(Transportation Program Bonds)
Series AA 5.25% 6/15/41	4,500,000	4,748,310
Series BB 5.25% 6/15/50	2,000,000	2,044,180
Series CC 5.25% 6/15/50	5,000,000	5,128,150
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	16,960,000	11,733,437
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/49	2,500,000	1,754,425
Series A-1 3.00% 3/15/51	3,000,000	2,063,880
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.90% 7/1/54	1,320,000	1,277,588
Virginia College Building Authority Revenue
(21st Century College And Equipment Programs)
5.00% 2/1/32	1,000,000	1,116,320
5.25% 2/1/42	5,000,000	5,355,600
		90,949,752
Local General Obligation Bonds — 3.43%
Arapahoe County, Colorada Cherry Creek School District No. 5
5.25% 12/15/43	4,000,000	4,287,000
City of Chicago, Illinois
(Chicago Recovery Plan) Series A 5.25% 1/1/45	5,000,000	4,896,700
Fairfax County, Virginia Public Improvement Bonds
Series A 5.00% 10/1/36	5,000,000	5,592,150
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	1,911,553
NQ- 011 [0525] 0725 (4640150)    13

Schedule of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	3,000,000	$ 3,014,850
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	3,000,000	771,750
New York City, New York
Series G-1 5.25% 2/1/50	2,000,000	2,083,040
Palomar Health, California
Series A 6.746% 8/1/32 (AG) ^	5,000,000	3,541,850
Series A 7.00% 8/1/31 (AG) ^	3,315,000	2,475,841
Series A 7.07% 8/1/33 (AG) ^	5,000,000	3,350,450
Wake County, North Carolina General Obligation Public Improvement Bonds
Series A 4.00% 2/1/34	5,000,000	5,067,250
Wisconsin Public Finance Authority Revenue
(Waterstone Project) 144A 5.50% 12/15/38 #	2,500,000	2,462,475
		39,454,909
Pre-Refunded/Escrowed to Maturity Bonds — 1.85%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	70,000	73,654
Central Texas Turnpike System Revenue
Series A 3.278% 8/15/26 (AMBAC) ^	1,340,000	1,289,884
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	7,725,000	8,689,312
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 (AG) §, ~	7,000,000	7,322,350
Washington State Housing Finance Commission Revenue
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45-25 #, §	3,890,000	3,899,803
		21,275,003
14    NQ- 011 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.09%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,550,000	$ 985,909
		985,909
Special Tax Revenue Bonds — 15.63%
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	25,000,000	5,281,250
Commonwealth of Puerto Rico Revenue
1.771% 11/1/51 •	4,867,096	2,987,180
3.156% 11/1/43 •	34,463,399	20,721,119
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	32,820,274	31,539,955
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
Series F-1 5.25% 3/1/67 (BAM)	4,000,000	4,072,640
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	2,205,000	2,116,800
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project Senior Lien)
Series A 5.25% 7/1/53 (AG)	4,000,000	4,133,600
Series A 5.25% 7/1/56 (AG)	4,500,000	4,614,300
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.29% 3/1/27 (AG) ^	3,000,000	2,819,730
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	2,840,160
New York City, New York Transitional Finance Authority Revenue
Series F 5.00% 11/1/37	2,500,000	2,736,225
(Subordinate Bonds) Series F 5.00% 11/1/36	2,500,000	2,760,375
NQ- 011 [0525] 0725 (4640150)    15

Schedule of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Convention Center Development Corporate Senior Lien Revenue
(Hotel Unit Fee Secured) Series B 2.873% 11/15/55 (BAM) ^	2,585,000	$ 496,268
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/34	1,350,000	1,515,996
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	20,165,000	18,466,905
Series A-1 5.00% 7/1/58	3,685,000	3,462,242
Series A-1 5.556% 7/1/46 ^	153,255,000	49,199,453
Series A-1 6.00% 7/1/51 ^	55,886,000	13,193,008
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	2,000,000	2,042,380
Village Community Development District No. 15 Revenue
(City Of Wildwood, Florida) 144A 4.80% 5/1/55 #	1,500,000	1,376,985
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	825,000	825,941
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,345,664
		179,548,176
State General Obligation Bonds — 6.07%
California State
(Various Purpose)
5.00% 9/1/43	5,000,000	5,322,500
5.25% 8/1/44	3,000,000	3,237,330
5.50% 8/1/49	5,000,000	5,424,450
Series C 5.00% 11/1/42	3,000,000	3,186,270
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	14,700,000	12,090,456
Illinois State
5.50% 5/1/39	3,725,000	3,899,628
Series A 4.00% 3/1/41	1,110,000	995,592
16    NQ- 011 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series A 5.50% 3/1/47	9,500,000	$ 9,742,820
Series B 5.50% 5/1/47	2,000,000	2,050,140
Series C 4.00% 10/1/48	1,605,000	1,337,559
Series C 5.25% 10/1/47	2,000,000	2,020,600
(Rebuild Illinois Program) Series B 4.00% 11/1/39	8,170,000	7,468,933
Oregon State
(Article XI-F(1) Projects and Refunding) Series F 5.00% 8/1/27	1,365,000	1,429,251
(Article XI-G Projects and Refunding) Series G 5.00% 8/1/27	1,250,000	1,308,837
Washington State
Series B 5.00% 6/1/46	2,270,000	2,334,740
Series D 5.00% 6/1/33	2,500,000	2,821,550
Series R 5.00% 7/1/34	3,000,000	3,400,020
Wisconsin State
5.00% 5/1/32	1,500,000	1,681,425
		69,752,101
Transportation Revenue Bonds — 11.46%
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 5.25% 7/1/54 (AMT)	2,275,000	2,302,391
Central Texas Turnpike System Revenue
Series C 5.00% 8/15/41	1,575,000	1,640,740
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,300,250
Series B 5.50% 11/15/42 (AMT)	1,000,000	1,051,510
Series B 5.50% 11/15/43 (AMT)	1,000,000	1,046,470
City of Chicago, Illinois International Airport Revenue
Series B 5.50% 1/1/59	8,650,000	9,013,646
City of Dallas and Fort Worth, Texas International Airport Revenue
5.00% 11/1/43	3,000,000	3,120,120
City of Los Angeles, California Department of Airports Revenue
Series A 5.50% 5/15/55 (AMT)	3,000,000	3,129,930
Series C 4.00% 5/15/50 (AMT)	2,500,000	2,142,600
NQ- 011 [0525] 0725 (4640150)    17

Schedule of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien) Series B 5.00% 7/1/49 (AMT)	1,370,000	$ 1,340,792
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/42 (AMT)	3,055,000	3,016,018
Colorado Bridge & Tunnel Enterprise Revenue
Series A 5.50% 12/1/54 (AG)	2,000,000	2,093,000
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, •	13,000,000	13,498,810
Hawaii State Airports System Revenue
Series A 5.50% 7/1/54 (AMT)	5,000,000	5,182,950
Lee County, Florida Airport Revenue
5.25% 10/1/49 (AMT)	5,100,000	5,161,404
Series B 4.00% 10/1/51 (AMT)	2,500,000	2,089,250
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.50% 9/1/59 (AMT)	3,865,000	3,928,077
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,029,660
Miami-Dade County, Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,310,295
Monroe Country, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/42 (AMT)	1,505,000	1,497,550
Series 2022 5.00% 10/1/52 (AMT)	2,445,000	2,316,369
Series 2022 5.25% 10/1/47 (AMT)	1,100,000	1,109,471
New Jersey State Transportation Trust Fund Authority Revenue
(Transportation Program Notes) Series BB 5.00% 6/15/30	1,000,000	1,054,610
New York Transportation Development Special Facilities Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	5,000,000	5,024,350
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AG) (AMT)	5,000,000	4,952,800
5.375% 6/30/60 (AMT)	5,000,000	4,977,500
Series A 5.25% 12/31/54 (AG) (AMT)	7,500,000	7,526,400
18    NQ- 011 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds)
Series A 4.50% 12/31/54 (AG) (AMT)	2,650,000	$ 2,359,533
Series B 0.000% 12/31/54 (AG) (AMT) ~	2,500,000	1,536,575
Oklahoma County, Oklahoma Turnpike Authority Revenue
Series A 5.50% 1/1/54	5,000,000	5,320,500
Pennsylvania Turnpike Commission Revenue
Series C 6.25% 6/1/33 (AG) ~	4,000,000	4,110,960
Port Authority of New York & New Jersey Revenue
Series 248 5.00% 1/15/28	2,000,000	2,114,340
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (BAM) (AMT)	5,000,000	4,137,750
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Second Series E 5.00% 5/1/50 (AMT)	3,825,000	3,760,663
Series A 4.00% 5/1/49 (AMT)	3,955,000	3,384,373
Series A 5.00% 5/1/52 (AMT)	4,000,000	3,936,600
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	5,000,000	5,125,650
		131,643,907
Water & Sewer Revenue Bonds — 1.94%
City & County of Honolulu, Hawaii Wastewater System Revenue
(Green Bonds) Series A 5.25% 7/1/54	5,000,000	5,226,650
City of Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	10,000,000	10,397,700
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	4,500,000	4,613,085
NQ- 011 [0525] 0725 (4640150)    19

Schedule of investments
Macquarie Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Town of Gypsum, Colorado Sewer Enterprise Revenue
5.00% 12/1/54 (AG)	2,000,000	$ 2,040,600
		22,278,035
Total Municipal Bonds (cost $1,173,533,915)		1,127,473,253

Short-Term Investments — 0.59%
Variable Rate Demand Notes — 0.59%
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Mayo Clinic) Series B 2.85% 11/15/52 (SPA - Northern Trust)¤	900,000	900,000
Colorado Health Facilities Authority Revenue
(Intermountain Health) Series E 3.00% 5/15/64 (SPA - TD Bank, N.A.)¤	1,000,000	1,000,000
New York City, New York
Series D4 3.00% 8/1/40 (LOC - TD Bank, N.A.)¤	1,000,000	1,000,000
New York City, New York Transitional Finance Authority Revenue
Series H-2 3.00% 11/1/54 (SPA - TD Bank, N.A.)¤	1,400,000	1,400,000
University of California Revenue
Series AL-3 2.30% 5/15/48 ¤	1,000,000	1,000,000
Virginia Commonwealth University Health System Authority Revenue
Series B 3.00% 7/1/37 (LOC - TD Bank, N.A.)¤	1,550,000	1,550,000
Total Short-Term Investments (cost $6,850,000)		6,850,000
Total Value of Securities—98.76% (cost $1,180,383,915)		1,134,323,253

Receivables and Other Assets Net of Liabilities—1.24%		14,208,078
Net Assets Applicable to 115,154,480 Shares Outstanding—100.00%		$1,148,531,331
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
20    NQ- 011 [0525] 0725 (4640150)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $119,496,543, which represents 10.40% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2025.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
NQ- 011 [0525] 0725 (4640150)    21

Schedule of investments
Macquarie Tax-Free USA Fund
Summary of abbreviations: (continued)
USD – US Dollar
22    NQ- 011 [0525] 0725 (4640150)